Financial Risk Management and Policies (Details) - Schedule of Net Debt Divided by Total Capital Plus Net Debt - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of Net Debt Divided by Total Capital Plus Net Debt [Abstract]
Borrowings (including accrued interest)	$ 165,402,251	$ 177,294,288
Lease liabilities	91,991,314	90,873,411
Less: restricted bank balances, cash and cash equivalents	(28,414,502)	(16,759,981)
Net debt	228,979,063	251,407,718
Total equity	56,766,497	105,094,692
Total equity and net debt	$ 285,745,560	$ 356,502,410
Gearing ratio	80.00%	71.00%